QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 41.94%

AGGREGATE BOND - 31.21%
Invesco Dow Jones Industrial Average Dividend ETF	6,879	$228,933
Invesco Ultra Short Duration ETF	20,236	1,013,217
iShares Core International Aggregate Bond Fund ETF	1,743	91,002
iShares Core Total USD Bond Market ETF	16,982	836,364
iShares Ultra Short-Term Bond ETF	38,434	1,924,583
Vanguard Total International Bond ETF	1,819	98,681

		4,192,780

CONVERTIBLE BOND - 0.47%
iShares Convertible Bond ETF	1,213	63,707

CORPORATE - 5.40%
iShares 0-5 Year Investment Grade Corporate Bond ETF	12,374	612,884
ProShares Investment Grade-Interest Rate Hedged ETF	871	61,954
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	2,274	51,233

		726,071

FIXED INCOME EMERGING MARKET - 0.75%
VanEck Vectors Emerging Markets Aggregate Bond ETF	4,990	100,074

INTERNATIONAL - 0.83%
Invesco BLDRS Developed Markets 100 ADR Index Fund ETF	1,343	26,363
Invesco S&P International Developed Quality ETF	1,281	26,190
Schwab International Small-Cap Equity ETF	181	5,267
SPDR Portfolio Developed ex-US ETF	1,060	28,037
Vanguard FTSE Developed Markets ETF	610	22,631
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund ETF	94	2,578

		111,066

LARGE CAP - 2.57%
Invesco S&P 500 Top ETF	551	99,081
iShares Edge MSCI USA Momentum Factor ETF	547	54,826
Schwab U.S. Large-Cap ETF	1,151	68,715
SPDR Portfolio S&P 500 Growth ETF	3,380	109,850
SPDR Russell 1000 Yield Focus ETF	202	12,494

		344,966

MID CAP - 0.27%
iShares Morningstar Mid-Cap Growth ETF	49	9,525
iShares Russell Mid-Cap Growth ETF	115	13,077
Schwab U.S. Mid Cap ETF	297	14,235

		36,837

SMALL CAP - 0.03%
Vanguard Small-Cap ETF	17	2,244
Vanguard Small-Cap Value ETF	20	2,281

		4,525

TECHNOLOGY - 0.41%
Invesco QQQ Trust, Series 1 ETF	355	54,762

TOTAL EXCHANGE TRADED FUNDS - 41.94%		5,634,788

MUTUAL FUNDS - 39.54%

AGGREGATE BOND - 12.97%
Baird Core Plus Bond Fund Institutional Class	44,900	485,821
JPMorgan Income Fund R6 Class	19,049	172,772
JPMorgan Limited Duration Bond Fund R6 Class	56,487	564,869
Putnam Fixed Income Absolute Return Fund Y Class	5,246	49,469
TIAA-CREF Bond Plus Fund Institutional Class	46,555	469,272

		1,742,203

BANK LOANS - 8.64%
Credit Suisse Floating Rate High Income Fund Institutional Class	43,935	287,774
Lord Abbett Floating Rate Fund Class R6	47,869	416,940
T. Rowe Price Institutional Floating Rate Fund	47,647	455,982

		1,160,696

BLEND LARGE CAP - 2.88%
DFA U.S. Large Company Portfolio Institutional Class	5,706	110,190
Fidelity 500 Index Fund	1,989	173,256
Vanguard Institutional Index Fund Institutional Shares	454	103,205

		386,651

BLEND MID CAP - 0.08%
Vanguard Extended Market Index Fund Admiral Shares	145	10,984

CONVERTIBLE - 0.44%
Franklin Convertible Securities Fund Class R6	3,113	59,483

EMERGING MARKETS BOND - 0.56%
Ashmore Emerging Markets Short Duration Fund Institutional Class	7,895	75,156

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

FOREIGN AGGREGATE - 0.41%
Columbia Strategic Income Fund Class I3	9,934	$55,732

FOREIGN BLEND - 0.49%
DFA International Vector Equity Institutional Class	378	3,934
JPMorgan Global Research Enhanced Index Fund R6 Class	943	17,322
Schwab Fundamental International Large Co. Index Fund Institutional Class	3,052	24,170
Vanguard Global Minimum Volatility Fund Admiral Shares	151	3,751
Vanguard Total World Stock Index Fund Investor Shares	643	17,152

		66,329

FOREIGN GROWTH - 0.21%
DFA International Large Cap Growth Portfolio	2,094	23,512
Oppenheimer International Small-Mid Company Fund Institutional Class	125	5,030

		28,542

GROWTH LARGE CAP - 1.90%
The Growth Fund of America Class R-6	2,835	121,177
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	2,521	68,900
Vanguard Explorer Fund Admiral Shares	43	3,345
Vanguard U.S. Growth Fund Admiral Shares	712	61,848

		255,270

MORTGAGE - 3.63%
JPMorgan Mortgage-Backed Securities Fund R6 Class	44,322	487,100

CORPORATE BOND - 4.56%
Vanguard Short-Term Corporate Bond Index Fund Admiral Shares	28,868	612,570

VALUE LARGE CAP - 2.66%
Vanguard Value Index Fund Institutional Shares	3,576	136,505
Washington Mutual Investors Fund Class R-6	5,365	220,448

		356,953

VALUE MID CAP - 0.11%
Vanguard Mid-Cap Value Index Fund Admiral Shares	296	14,600

TOTAL MUTUAL FUNDS - 39.54%		5,312,269

MONEY MARKET FUNDS - 20.65.%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	2,774,215	2,774,215

		2,774,215

TOTAL INVESTMENTS - 102.13%		13,721,272
Liabilities in excess of other assets - (2.13)%		(285,446)

NET ASSETS - 100.00%		$13,435,826

* Effective 7 day yield as of December 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$5,634,788	$-	$-	$5,634,788
Mutual Funds	5,312,269	-	-	5,312,269
Money Market Funds	2,774,215	-	-	2,774,215

	$13,721,272	$-	$-	$13,721,272

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,833,699 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,233
Gross unrealized depreciation	(144,660)

Net unrealized depreciation	$(112,427)

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 51.60%

AGGREGATE BOND - 16.83%
Invesco Ultra Short Duration ETF	14,743	$738,182
iShares Core International Aggregate Bond Fund ETF	24,212	1,264,109
iShares Core Total USD Bond Market ETF	91,255	4,494,309
iShares Ultra Short-Term Bond ETF	26,551	1,329,541
Vanguard Total International Bond ETF	25,015	1,357,064

		9,183,205

BROAD MARKET - 4.99%
Invesco Dow Jones Industrial Average Dividend ETF**	81,817	2,722,870

CONVERTIBLE BOND - 2.95%
iShares Convertible Bond ETF	30,663	1,610,421

CORPORATE - 7.50%
iShares 0-5 Year Investment Grade Corporate Bond ETF	20,140	997,534
ProShares Investment Grade-Interest Rate Hedged ETF	12,100	860,673
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	98,878	2,227,721
Xtrackers USD High Yield Corporate Bond ETF	164	7,674

		4,093,602

EMERGING MARKETS - 0.11%
iShares Core MSCI Emerging Markets ETF	1,211	57,099

FIXED INCOME EMERGING MARKET - 2.70%
VanEck Vectors Emerging Markets Aggregate Bond ETF**	73,372	1,471,475

GLOBAL - 0.17%
iShares MSCI World ETF	1,179	92,988

GOVERNMENT - 3.21%
Vanguard Extended Duration Treasury ETF	6,615	750,538
Vanguard Long-Term Treasury ETF	13,383	999,844

		1,750,382

INTERNATIONAL - 1.88%
Hartford Multifactor Developed Markets (ex-US) ETF	4,266	110,063
Invesco BLDRS Developed Markets 100 ADR Index Fund ETF	11,386	223,507
Invesco S&P International Developed Quality ETF	8,413	172,004
Schwab International Small-Cap Equity ETF	3,178	92,480
SPDR Portfolio Developed World ex-US ETF	9,275	245,324
Vanguard FTSE Developed Markets ETF	3,584	132,966
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund ETF	1,810	49,648

		1,025,992

LARGE CAP - 5.21%
Invesco S&P 500 Top ETF	2,788	501,338
iShares Edge MSCI USA Momentum Factor ETF	3,572	358,022
Schwab U.S. Large-Cap ETF	14,787	882,784
SPDR Portfolio S&P 500 Growth ETF	30,859	1,002,917
SPDR Russell 1000 Yield Focus ETF	1,564	96,734

		2,841,795

MID CAP - 1.05%
Invesco Russell MidCap Pure Growth ETF	1,600	71,957
iShares Morningstar Mid-Cap Growth ETF	778	151,235
iShares Russell Mid-Cap Growth ETF	1,040	118,258
Schwab U.S. Mid Cap ETF	3,160	151,459
WisdomTree U.S. MidCap Dividend Fund ETF	2,582	81,669

		574,578

SMALL CAP - 4.25%
Invesco Russell 2000 Pure Growth ETF	9	278
Vanguard Russell 2000 Growth ETF	18,705	2,282,197
Vanguard Small-Cap ETF	149	19,666
Vanguard Small-Cap Value ETF	166	18,934

		2,321,075

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

TECHNOLOGY - 0.69%
Invesco QQQ Trust, Series 1 ETF	2,424	$373,926

THEMATIC - 0.06%
Global X Health & Wellness Thematic ETF	1,976	34,778

TOTAL EXCHANGE TRADED FUNDS - 51.60%		28,154,186

MUTUAL FUNDS - 47.99%

AGGREGATE BOND - 17.45%
Baird Core Plus Bond Fund Institutional Class	241,202	2,609,806
JPMorgan Income Fund R6 Class**	305,477	2,770,673
JPMorgan Limited Duration Bond Fund R6 Class	79,536	795,357
Putnam Fixed Income Absolute Return Fund Class Y	90,932	857,491
TIAA-CREF Bond Plus Fund Institutional Class	246,558	2,485,306

		9,518,633

BANK LOANS - 3.72%
Credit Suisse Floating Rate High Income Fund Institutional Class	106,272	696,080
Lord Abbett Floating Rate Fund Class R6	75,751	659,794
T. Rowe Price Institutional Floating Rate Fund	70,385	673,588

		2,029,462

BLEND BROAD MARKETS - 0.17%
DFA U.S. Core Equity 2 Portfolio Institutional Class	4,975	94,433

BLEND LARGE CAP - 4.28%
DFA U.S. Large Company Portfolio Institutional Class	41,967	810,388
Fidelity 500 Index Fund	12,192	1,061,962
Vanguard Institutional Index Fund Institutional Shares	2,020	459,550

		2,331,900

BLEND MID CAP - 0.22%
Vanguard Extended Market Index Fund Admiral Shares	1,610	121,902

BLEND SMALL CAP - 0.02%
Schwab Small-Cap Index Fund Select Shares	533	13,114

CONVERTIBLE - 0.89%
Franklin Convertible Securities Fund Class R6	25,447	486,294

EMERGING MARKETS - 2.42%
Ashmore Emerging Markets Short Duration Fund Institutional Class	133,686	1,272,687
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	4,732	47,371

		1,320,058

FOREIGN AGGREGATE - 2.05%
Columbia Strategic Income Fund Class I3	155,653	873,213
DFA Selectively Hedged Global Fixed Income Fund Institutional Class	26,181	245,318

		1,118,531

FOREIGN BLEND - 1.41%
DFA International Vector Equity Institutional Class	4,520	47,007
JPMorgan Global Research Enhanced Index Fund R6 Class	10,970	201,404
Schwab Fundamental International Large Co. Index Fund Institutional Class	34,547	273,613
Vanguard Global Minimum Volatility Fund Admiral Shares	1,914	47,456
Vanguard Total World Stock Index Fund Investor Shares	7,517	200,487

		769,967

FOREIGN GROWTH - 0.85%
DFA International Large Cap Growth Portfolio	15,474	173,768
MFS International New Discovery Fund Class R6	3,498	104,966
Oppenheimer International Small-Mid Company Fund Institutional Class	985	39,577
Vanguard International Growth Fund Admiral Shares	1,807	143,136

		461,447

GROWTH LARGE CAP - 2.90%
The Growth Fund of America Class R-6	14,157	605,196
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	21,498	587,538
Vanguard U.S. Growth Fund Admiral Shares	4,505	391,573

		1,584,307

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

GROWTH SMALL CAP - 0.04%
Vanguard Explorer Fund Admiral Shares	282	$21,915

HIGH YIELD BOND - 0.02%
MainStay MacKay Short Duration High Yield Fund Institutional Class	144	1,372
Vanguard High-Yield Corporate Fund Admiral Shares	2,018	10,960

		12,332

MORTGAGE - 4.80%
JPMorgan Mortgage-Backed Securities Fund R6 Class	238,122	2,616,956

SHORT-TERM CORPORATE BOND - 1.83%
Vanguard Short-Term Corporate Bond Index Fund Admiral Shares	46,994	997,220

VALUE LARGE CAP - 4.55%
Vanguard Value Index Fund Institutional Shares	26,424	1,008,595
Washington Mutual Investors Fund Class R-6	35,894	1,474,876

		2,483,471

VALUE MID CAP - 0.37%
Vanguard Mid-Cap Value Index Fund Admiral Shares	4,037	199,128

TOTAL MUTUAL FUNDS - 47.99%		26,181,070

MONEY MARKET FUNDS - 0.91%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	496,214	496,214

TOTAL INVESTMENTS - 100.50%		54,831,470
Liabilities in excess of other assets - (0.50)%		(273,727)

NET ASSETS - 100.00%		$54,557,743

* Effective 7 day yield as of December 31, 2018
** A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$28,154,186	$-	$-	$28,154,186
Mutual Funds	26,181,070	-	-	26,181,070
Money Market Funds	496,214	-	-	496,214

	$54,831,470	$-	$-	$54,831,470

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $55,477,138 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$476,247
Gross unrealized depreciation	(1,121,915)

Net unrealized depreciation	$(645,668)

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MUTUAL FUNDS - 98.65%

AGGRESSIVE ALLOCATION - 1.09%
Goldman Sachs Growth Strategy Portfolio R6 Class	4,104	$56,022
Janus Henderson Global Allocation Fund Growth Institutional Class	5,220	65,149

		121,171

BLEND BROAD MARKET - 13.60%
Meeder Muirfield Fund Institutional Class	209,772	1,512,458

DYNAMIC ALLOCATION - 45.38%
BlackRock Dynamic High Income Portfolio Institutional Class	268,043	2,334,655
Transamerica Dynamic Allocation Fund Class A**	242,575	2,711,985

		5,046,640

FOREIGN VALUE - 14.48%
Eaton Vance Global Income Builder Fund Institutional Class**	199,095	1,610,677

GLOBAL ALLOCATION - 24.10%
JPMorgan Global Allocation Fund R6 Class	7,048	120,809
PIMCO Global Multi-Asset Fund Institutional Class**	217,848	2,559,710

		2,680,519

TOTAL MUTUAL FUNDS - 98.65%		10,971,465

MONEY MARKET FUNDS - 1.34%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	149,850	149,850

		149,850

TOTAL INVESTMENTS - 99.99%		11,121,315
Other assets, net of liabilities - 0.01%		337

NET ASSETS - 100.00%		$11,121,652

* Effective 7 day yield as of December 31, 2018
** A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Mutual Funds	$10,971,465	$-	$-	$10,971,465
Money Market Funds	149,850	-	-	149,850

	$11,121,315	$-	$-	$11,121,315

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,894,395 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(773,080)

Net unrealized depreciation	$(773,080)

THE E-VALUATOR MODERATE (50%-70%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 45.98%

AGGREGATE BOND - 6.94%
Invesco Ultra Short Duration ETF	3,003	$150,360
iShares Core International Aggregate Bond Fund ETF	25,292	1,320,495
iShares Core Total USD Bond Market ETF	151,788	7,475,559
iShares Ultra Short-Term Bond ETF	5,980	299,448
Vanguard Total International Bond ETF	21,575	1,170,444

		10,416,306

BROAD MARKET - 5.08%
Invesco Dow Jones Industrial Average Dividend ETF**	229,187	7,627,343

CONSUMER DISCRETIONERY - 0.26%
Invesco Dynamic Retail ETF**	4,755	160,386
VanEck Vectors Retail ETF	2,514	236,090

		396,476

CONVERTIBLE BOND - 1.25%
iShares Convertible Bond ETF	35,587	1,869,029

CORPORATE HIGH YIELD - 2.21%
iShares 0-5 Year Investment Grade Corporate Bond ETF	18,101	896,543
ProShares Investment Grade-Interest Rate Hedged ETF	14,521	1,032,879
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	45,209	1,018,559
Xtrackers USD High Yield Corporate Bond ETF	7,860	367,769

		3,315,750

EMERGING MARKETS - 0.74%
iShares Core MSCI Emerging Markets ETF	23,553	1,110,524

FIXED INCOME EMERGING MARKET - 1.41%
VanEck Vectors Emerging Markets Aggregate Bond ETF**	105,863	2,123,082

GLOBAL - 0.55%
iShares MSCI World ETF	10,409	820,958

GOVERNMENT - 1.50%
Vanguard Extended Duration Treasury ETF	9,908	1,124,162
Vanguard Long-Term Treasury ETF	15,028	1,122,742

		2,246,904

HEALTHCARE - 0.35%
Invesco S&P SmallCap Health Care ETF	2,063	221,834
iShares U.S. Healthcare Providers ETF	870	143,715
iShares U.S. Medical Devices ETF	800	159,848

		525,397

INTERNATIONAL - 7.75%
Hartford Multifactor Developed Markets (ex-US) ETF	46,119	1,189,870
Invesco BLDRS Developed Markets 100 ADR Index Fund ETF**	105,313	2,067,294
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	23,514	648,046
Invesco S&P International Developed Quality ETF**	72,494	1,482,140
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	14,795	372,951
iShares MSCI EAFE Small-Cap ETF	7,266	376,524
Schwab International Small-Cap Equity ETF	38,684	1,125,704
SPDR Portfolio Developed World ex-US ETF	90,794	2,401,501
Vanguard FTSE Developed Markets ETF	36,582	1,357,192
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund ETF**	21,962	602,418

		11,623,640

LARGE CAP - 9.82%
Invesco S&P 500 Top ETF	20,825	3,744,751
iShares Edge MSCI USA Momentum Factor ETF	30,412	3,048,195
Schwab U.S. Large-Cap ETF	56,638	3,381,289
SPDR Russell 1000 Yield Focus ETF	13,171	814,633
SPDR Portfolio S&P 500 Growth ETF	115,305	3,747,412

		14,736,280

MID CAP - 4.33%
Invesco Russell MidCap Pure Growth ETF	28,682	1,289,918
iShares Morningstar Mid-Cap Growth ETF	6,650	1,292,693
iShares Russell Mid-Cap Growth ETF	11,323	1,287,538
Schwab U.S. Mid-Cap ETF	31,345	1,502,366
WisdomTree U.S. MidCap Dividend Fund ETF	35,403	1,119,797

		6,492,312

THE E-VALUATOR MODERATE (50%-70%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

SMALL CAP - 1.05%
Invesco Russell 2000 Pure Growth ETF	86	$2,653
Vanguard Small-Cap ETF	6,898	910,467
Vanguard Small-Cap Value ETF	5,833	665,312

		1,578,432

TECHNOLOGY - 2.48%
Invesco QQQ Trust, Series 1 ETF	20,665	3,187,783
iShares Expanded Tech-Software Sector ETF	880	152,702
iShares U.S. Technology ETF	938	150,014
Vanguard Information Technology ETF	1,347	224,720

		3,715,219

THEMATIC - 0.26%
Global X Health & Wellness Thematic ETF**	12,854	226,230
ProShares Online Retail ETF	5,223	157,996

		384,226

TOTAL EXCHANGE TRADED FUNDS - 45.98%		68,981,878

MUTUAL FUNDS - 52.52%

AGGREGATE BOND - 7.90%
Baird Core Plus Bond Fund Institutional Class	275,212	2,977,793
JPMorgan Income Fund R6 Class**	440,922	3,999,165
JPMorgan Limited Duration Bond Fund R6 Class	89,333	893,333
Putnam Fixed Income Absolute Return Fund Y Class	107,275	1,011,600
TIAA-CREF Bond Plus Fund Institutional Class	295,108	2,974,684

		11,856,575

BANK LOANS - 0.86%
Lord Abbett Floating Rate Fund R6 Class	72,400	630,608
T. Rowe Price Institutional Floating Rate Fund	68,235	653,013

		1,283,621

BLEND BROAD MARKET - 0.91%
DFA U.S. Core Equity 2 Portfolio Institutional Class	71,736	1,361,556

BLEND LARGE CAP - 8.45%
DFA U.S. Large Company Portfolio Institutional Class	233,990	4,518,344
Fidelity 500 Index Fund	56,241	4,898,593
Vanguard Institutional Index Fund Institutional Shares	14,321	3,258,824

		12,675,761

BLEND MID CAP - 0.80%
Vanguard Extended Market Index Fund Admiral Shares	15,782	1,194,732

BLEND SMALL CAP - 0.27%
Schwab Small-Cap Index Fund Select Shares	16,362	402,495

CONVERTIBLE - 0.73%
Franklin Convertible Securities Fund R6 Class**	57,112	1,091,410

EMERGING MARKET STOCK - 1.86%
Ashmore Emerging Markets Short Duration Fund Institutional Class	192,649	1,834,017
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	94,878	949,730

		2,783,747

FOREIGN AGGREGRATE - 1.48%
Columbia Strategic Income Fund Class I3	159,821	896,596
DFA Selectively Hedged Global Fixed Income Fund Institutional Class	141,509	1,325,936

		2,222,532

FOREIGN BLEND - 5.77%
DFA International Vector Equity Institutional Class	65,516	681,364
JPMorgan Global Research Enhanced Index Fund R6 Class	45,621	837,609
Schwab Fundamental International Large Co. Index Fund Institutional Shares	361,784	2,865,331
Vanguard Global Minimum Volatility Fund Admiral Shares	52,710	1,307,207
Vanguard Total World Stock Index Fund Investor Shares	111,377	2,970,435

		8,661,946

FOREIGN GROWTH - 3.56%
DFA International Large Cap Growth Portfolio	159,836	1,794,955
MFS International New Discovery Fund R6 Class	30,201	906,337
Oppenheimer International Small-Mid Company Institutional Class	24,376	979,417
Vanguard International Growth Fund Admiral Shares	20,904	1,656,017

		5,336,726

GROWTH LARGE CAP - 5.58%
The Growth Fund of America R-6 Class	62,355	2,665,669
TIAA-CREF Large-Cap Growth Index Institutional Class	110,943	3,032,084
Vanguard U.S. Growth Fund Admiral Shares	30,738	2,671,708

		8,369,461

THE E-VALUATOR MODERATE (50%-70%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

GROWTH SMALL CAP - 0.65%
Vanguard Explorer Fund Admiral Shares	12,602	$980,080

HIGH YIELD BOND - 0.40%
MainStay MacKay Short Duration High Yield Fund Institutional Class	26,555	252,542
Vanguard High-Yield Corporate Fund Admiral Shares	63,748	346,149

		598,691

MORTGAGE - 2.98%
JPMorgan Mortgage-Backed Securities Fund R6 Class	407,545	4,478,919

SHORT TERM CORPORATE BOND - 0.60%
Vanguard Short-Term Corporate Bond Index Fund Admiral Shares	42,221	895,933

VALUE LARGE CAP - 8.11%
Vanguard Value Index Fund Institutional Shares	157,144	5,998,192
Washington Mutual Investors Fund R-6 Class	150,202	6,171,796

		12,169,988

VALUE MID CAP - 1.38%
Vanguard Mid-Cap Value Index Fund Admiral Shares	41,932	2,068,515

VALUE SMALL CAP - 0.23%
DFA U.S. Targeted Value Portfolio Institutional Class	17,790	352,766

TOTAL MUTUAL FUNDS - 52.52%		78,785,454

MONEY MARKET FUNDS - 0.98%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	1,471,834	1,471,834

TOTAL INVESTMENTS - 99.48%		149,239,166
Other assets, net of liabilities - 0.52%		785,104

NET ASSETS - 100.00%		$150,024,270

* Effective 7 day yield as of December 31, 2018
** A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$68,981,878	$-	$-	$68,981,878
Mutual Funds	78,785,454	-	-	78,785,454
Money Market Funds	1,471,834	-	-	1,471,834

	$149,239,166	$-	$-	$149,239,166

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $154,225,845 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,650,142
Gross unrealized depreciation	(6,636,821)

Net unrealized depreciation	$(4,986,679)

THE E-VALUATOR GROWTH (70%-85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 49.79%

AGGREGATE BOND - 4.35%
iShares Core International Aggregate Bond Fund ETF	20,472	$1,068,843
iShares Core Total USD Bond Market ETF	138,149	6,803,838
Vanguard Total International Bond ETF	20,050	1,087,713

		8,960,394

BROAD MARKET - 5.47%
Invesco Dow Jones Industrial Average Dividend ETF**	338,226	11,256,161

CONSUMER DISCRETIONARY - 0.49%
Invesco Dynamic Retail ETF**	12,296	414,744
VanEck Vectors Retail ETF	6,367	597,925

		1,012,669

CONVERTIBLE - 0.41%
iShares Convertible Bond ETF	15,992	839,900

CORPORATE - 1.13%
iShares 0-5 Year Investment Grade Corporate Bond ETF	18,296	906,201
ProShares Investment Grade-Interest Rate Hedged ETF	9,431	670,827
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	26,298	592,494
Xtrackers USD High Yield Corporate Bond ETF	3,240	151,600

		2,321,122

EMERGING MARKET - 1.54%
iShares Core MSCI Emerging Markets ETF	67,235	3,170,130

FIXED INCOME EMERGING MARKET - 0.96%
VanEck Vectors Emerging Markets Aggregate Bond ETF**	98,373	1,972,871

GLOBAL - 0.80%
iShares MSCI World ETF	20,749	1,636,474

GOVERNMENT - 1.65%
Vanguard Extended Duration Treasury ETF	14,986	1,700,312
Vanguard Long-Term Treasury ETF	22,758	1,700,250

		3,400,562

HEALTH CARE - 0.81%
Invesco S&P SmallCap Health Care ETF	4,322	464,745
iShares U.S. Healthcare Providers ETF	3,421	565,115
iShares U.S. Medical Devices ETF	3,233	645,986

		1,675,846

INTERNATIONAL - 11.63%
Hartford Multifactor Developed Markets (ex-US) ETF	87,235	2,250,663
Invesco BLDRS Developed Markets 100 ADR Index Fund ETF**	189,572	3,721,298
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	75,346	2,076,536
Invesco S&P International Developed Quality ETF**	130,177	2,661,469
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	47,450	1,196,115
iShares MSCI EAFE Small-Cap ETF	26,494	1,372,919
Schwab International Small-Cap Equity ETF	71,537	2,081,727
SPDR Portfolio Developed World ex-US ETF	176,822	4,676,942
Vanguard FTSE Developed Markets ETF	70,440	2,613,324
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund ETF**	46,795	1,283,587

		23,934,580

THE E-VALUATOR GROWTH (70%-85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

LARGE CAP - 11.96%
Invesco S&P 500 Top ETF	23,027	$4,140,715
iShares Edge MSCI USA Momentum Factor ETF	30,805	3,087,585
Schwab U.S. Large-Cap ETF	124,307	7,421,128
SPDR Portfolio S&P 500 Growth ETF	262,531	8,532,258
SPDR Russell 1000 Yield Focus ETF	23,297	1,440,931

		24,622,617

MID CAP - 4.68%
Invesco Russell MidCap Pure Growth ETF	29,029	1,305,524
iShares Morningstar Mid-Cap Growth ETF**	15,944	3,099,354
iShares Russell Mid-Cap Growth ETF	10,089	1,147,220
Schwab U.S. Mid-Cap ETF	61,939	2,968,736
WisdomTree U.S. MidCap Dividend Fund ETF	35,215	1,113,850

		9,634,684

SMALL CAP - 0.76%
Vanguard Small-Cap ETF	5,303	699,943
Vanguard Small-Cap Value ETF	7,649	872,445

		1,572,388

TECHNOLOGY - 2.32%
Invesco QQQ Trust, Series 1 ETF	19,688	3,037,071
iShares Expanded Tech-Software Sector ETF	2,967	514,849
iShares U.S. Technology ETF	2,653	424,294
Vanguard Information Technology ETF	4,840	807,457

		4,783,671

THEMATIC - 0.83%
Global X Health & Wellness Thematic ETF**	66,610	1,172,336
ProShares Online Retail ETF**	17,767	537,452

		1,709,788

TOTAL EXCHANGE TRADED FUNDS - 49.79%		102,503,857

MUTUAL FUNDS - 48.99%

AGGREGATE BOND - 3.71%
Baird Core Plus Bond Fund Institutional Class	208,414	2,255,041
JPMorgan Limited Duration Bond Fund R6 Class	72,222	722,225
JPMorgan Income Fund R6 Class**	215,487	1,954,466
Putman Fixed Income Absolute Return Fund Y Class	52,092	491,227
TIAA-CREF Bond Plus Fund Institutional Class	220,349	2,221,116

		7,644,075

BANK LOAN - 0.31%
Lord Abbett Floating Rate Fund R6 Class	36,127	314,667
T. Rowe Price Institutional Floating Rate Fund	33,704	322,549

		637,216

BLEND BROAD MARKET - 0.65%
DFA U.S. Core Equity 2 Portfolio Institutional Class	69,851	1,325,769

BLEND LARGE CAP - 8.52%
DFA U.S. Large Company Portfolio Institutional Class	314,785	6,078,501
Fidelity 500 Index Fund	96,490	8,404,309
Vanguard Institutional Index Fund Institutional Shares	13,463	3,063,571

		17,546,381

BLEND MID CAP - 0.68%
Vanguard Extended Market Index Fund Admiral Shares	18,432	1,395,332

THE E-VALUATOR GROWTH (70%-85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND SMALL CAP - 0.05%
Schwab Small-Cap Index Fund Select Shares	4,346	$106,923

CONVERTIBLE - 0.35%
Franklin Convertible Securities Fund R6 Class**	37,652	719,533

EMERGING MARKET STOCK - 1.25%
Ashmore Emerging Markets Short Duration Fund Institutional Class	137,828	1,312,124
TIAA-CREF Emerging Markets Equity Index Fund Institutional Class	126,175	1,263,016

		2,575,140

FOREIGN AGGREGATE BOND - 0.52%
Columbia Strategic Income Fund Class I3	121,246	680,188
DFA Selectively Hedged Global Fixed Income Fund Institutional Class	41,029	384,438

		1,064,626

FOREIGN BLEND - 7.11%
DFA International Vector Equity Institutional Class	140,805	1,464,369
JPMorgan Global Research Enhanced Index Fund R6 Class	101,545	1,864,361
Schwab Fundamental International Large Co. Index Fund Institutional Shares	742,593	5,881,337
Vanguard Global Minimum Volatility Fund Admiral Shares	70,077	1,737,903
Vanguard Total World Stock Index Fund Investor Shares	138,454	3,692,581

		14,640,551

FOREIGN GROWTH - 5.49%
DFA International Large Cap Growth Portfolio**	432,816	4,860,523
MFS International New Discovery Fund R6 Class	75,252	2,258,314
Oppenheimer International Small-Mid Company Fund Institutional Class	58,416	2,347,164
Vanguard International Growth Fund Admiral Shares	23,157	1,834,514

		11,300,515

GROWTH LARGE CAP - 6.80%
The Growth Fund of America Class R-6	87,532	3,742,003
TIAA-CREF Large Cap Growth Index Fund Institutional Class	236,245	6,456,562
Vanguard U.S. Growth Fund Admiral Shares	43,784	3,805,684

		14,004,249

GROWTH SMALL CAP - 0.59%
Vanguard Explorer Fund Admiral Shares	15,720	1,222,515

HIGH YIELD BOND - 0.17%
MainStay MacKay Short Duration High Yield Fund Institutional Class	19,257	183,130
Vanguard High-Yield Corporate Fund Admiral Shares	30,725	166,838

		349,968

MORTGAGE - 1.10%
JPMorgan Mortgage-Backed Securities Fund R6 Class	205,570	2,259,209

SHORT TERM CORPORATE BOND - 0.44%
Vanguard Short-Term Corporate Bond Index Fund Admiral Shares	42,667	905,390

VALUE LARGE CAP - 9.37%
Washington Mutual Investors Fund R-6 Class	258,312	10,614,024
Vanguard Value Index Fund Institutional Shares	227,382	8,679,162

		19,293,186

VALUE MID CAP - 1.67%
Vanguard Mid-Cap Value Index Fund Admiral Shares	69,636	3,435,158

VALUE SMALL CAP - 0.21%
DFA U.S. Targeted Value Portfolio Institutional Class	22,045	437,162

TOTAL MUTUAL FUNDS - 48.99%		100,862,898

THE E-VALUATOR GROWTH (70%-85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MONEY MARKET FUNDS - 1.06%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	2,191,475	$2,191,475

TOTAL INVESTMENTS - 99.84%		205,558,230
Other assets, net of liabilities - 0.16%		331,858

NET ASSETS - 100.00%		$205,890,088

* Effective 7 day yield as of December 31, 2018
** A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$102,503,857	$-	$-	$102,503,857
Mutual Funds	100,862,898	-	-	100,862,898
Money Market Funds	2,191,475	-	-	2,191,475

	$205,558,230	$-	$-	$205,558,230

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $212,742,765 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,646,605
Gross unrealized depreciation	(9,831,140)

Net unrealized depreciation	$(7,184,535)

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 51.34%

AGGREGATE - 0.26%
iShares Core Total USD Bond Market ETF	2,211	$108,892
Vanguard Total International Bond ETF	1,604	87,017

		195,909

BROAD MARKET - 4.37%
Invesco Dow Jones Industrial Average Dividend ETF**	97,129	3,232,453

CONSUMER DISCRETIONARY - 1.30%
Invesco Dynamic Retail ETF**	11,187	377,338
VanEck Vectors Retail ETF	6,232	585,247

		962,585

CORPORATE - 0.07%
ProShares Investment Grade - Interest Rate Hedged ETF	705	50,147

EMERGING MARKETS - 1.59%
iShares Core MSCI Emerging Markets ETF	24,903	1,174,176

FIXED INCOME EMERGING MARKET - 0.10%
VanEck Vectors Emerging Markets Aggregate Bond ETF	3,586	71,917

GLOBAL - 1.00%
iShares MSCI World ETF	9,404	741,694

GOVERNMENT - 0.10%
Vanguard Extended Duration Treasury ETF	640	72,614

HEALTH CARE - 2.15%
Invesco S&P SmallCap Health Care ETF	5,234	562,812
iShares U.S. Healthcare Providers ETF	3,392	560,324
iShares U.S. Medical Devices ETF	2,330	465,557

		1,588,693

INTERNATIONAL - 16.07%
Hartford Multifactor Developed Markets (ex-US) ETF	44,881	1,157,930
Invesco BLDRS Developed Markets 100 ADR Index Fund ETF**	77,802	1,527,253
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	54,920	1,513,595
Invesco S&P International Developed Quality ETF**	64,055	1,309,604
iShares Currency Hedged MSCI EAFE Small-Cap ETF**	29,424	741,717
iShares MSCI EAFE Small-Cap ETF	14,535	753,204
Schwab International Small-Cap Equity ETF	35,905	1,044,836
SPDR Portfolio Developed World ex-US ETF	60,092	1,589,433
Vanguard FTSE Developed Markets ETF	40,836	1,515,016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund ETF**	27,296	748,730

		11,901,318

LARGE CAP - 12.27%
Invesco S&P 500 Top 50 ETF	11,286	2,029,449
iShares Edge MSCI USA Momentum Factor ETF	11,140	1,116,562
Schwab U.S. Large-Cap ETF	37,993	2,268,182
SPDR Portfolio S&P 500 Growth ETF	90,837	2,952,203
SPDR Russell 1000 Yield Focus ETF	11,658	721,053

		9,087,449

MID CAP - 5.84%
Invesco Russell MidCap Pure Growth ETF	27,757	1,248,318
iShares Morningstar Mid-Cap Growth ETF	3,802	739,071
iShares Russell Mid-Cap Growth ETF	6,457	734,225
Schwab U.S. Mid Cap ETF	22,602	1,083,314
WisdomTree U.S. MidCap Dividend Fund ETF	16,308	515,822

		4,320,750

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

SMALL CAP - 1.25%
Vanguard Small-Cap ETF	3,519	$464,473
Vanguard Small-Cap Value ETF	4,067	463,882

		928,355

TECHNOLOGY - 3.46%
Invesco QQQ Trust ETF	7,134	1,100,491
iShares Expanded Tech-Software Sector ETF	2,500	433,813
iShares U.S. Technology ETF	2,762	441,727
Vanguard Information Technology ETF	3,518	586,908

		2,562,939

THEMATIC - 1.51%
Global X Health & Wellness Thematic ETF**	32,255	567,688
ProShares Online Retail ETF**	18,250	552,063

		1,119,751

TOTAL EXCHANGE TRADED FUNDS - 51.34%		38,010,750

MUTUAL FUNDS - 46.31%

AGGREGATE - 0.21%
Baird Core Plus Bond Fund Institutional Class	10,028	108,504
Putnam Fixed Income Absolute Return Fund Class Y	5,364	50,581

		159,085

BANK LOANS - 0.01%
T. Rowe Price Institutional Floating Rate Fund	60	574

BLEND BROAD MARKET - 1.46%
DFA U.S. Core Equity 2 Portfolio Institutional Class	56,964	1,081,183

BLEND LARGE CAP - 7.51%
DFA U.S. Large Company Portfolio Institutional Shares	121,301	2,342,328
Fidelity 500 Index Fund - Premium Class	25,570	2,227,171
Vanguard Institutional Index Institutional Class	4,366	993,451

		5,562,950

BLEND MID CAP - 0.81%
Vanguard Extended Market Index Fund Admiral Shares	7,891	597,359

BLEND SMALL CAP - 0.47%
Schwab Small-Cap Index Fund Select Shares	14,217	349,730

CONVERTIBLE - 0.09%
Franklin Convertible Securities Fund Class R6	3,407	65,107

EMERGING MARKETS - 0.05%
Ashmore Emerging Markets Short Duration Fund Institutional Class	4,313	41,058

FOREIGN BLEND - 10.24%
DFA International Vector Equity Platform Class	44,740	465,297
JPMorgan Global Research Enhanced Index Fund R6 Class	57,687	1,059,131
Schwab Fundamental International Large Co. Index Fund Institutional Class	344,074	2,725,068
Vanguard Global Minimum Volatility Fund Admiral Class	55,693	1,381,197
Vanguard Total World Stock Index Fund Investor Class	73,144	1,950,745

		7,581,438

FOREIGN GROWTH - 7.40%
DFA International Large Cap Growth Fund Portfolio Class	173,705	1,950,710
MFS International New Discovery Fund Class R6	42,016	1,260,896
Oppenheimer International Small-Mid Company Fund Institutional Class	33,126	1,330,997
Vanguard International Growth Fund Admiral Shares	11,825	936,763

		5,479,366

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

GROWTH LARGE CAP - 6.73%
The Growth Fund of America Class R-6	23,111	$987,997
TIAA-CREF Large Cap Growth Index Institutional Class	91,881	2,511,108
Vanguard Explorer Fund Admiral Shares	10,254	797,425
Vanguard U.S. Growth Fund Admiral Shares	7,877	684,668

		4,981,198

MORTGAGE - 0.15%
JPMorgan Mortgage-Backed Securities Fund R6 Class	9,900	108,802

VALUE LARGE CAP - 8.68%
Vanguard Value Index Fund Institutional Shares	58,977	2,251,135
Washington Mutual Investors Fund Class R-6 Shares	101,643	4,176,531

		6,427,666

VALUE MID CAP - 1.96%
Vanguard Mid-Cap Value Index Fund Admiral Shares	29,456	1,453,052

VALUE SMALL CAP - 0.54%
DFA U.S. Targeted Value Portfolio Institutional Class	20,287	402,300

TOTAL MUTUAL FUNDS - 46.31%		34,290,868

MONEY MARKET FUNDS - 1.07%
Vanguard Treasury Money Market Fund Investor Class 2.28%*	793,674	793,674

		793,674

TOTAL INVESTMENTS - 98.72%		73,095,292
Other assets, net of liabilities - 1.28%		950,471

NET ASSETS - 100.00%		$74,045,763

* Effective 7 day yield as of December 31, 2018
** A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$38,010,750	$–	$–	$38,010,750
Mutual Funds	34,290,868	–	–	34,290,868
Money Market Funds	793,674	–	–	793,674

	$73,095,292	$–	$–	$73,095,292

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $77,096,703 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$600,346
Gross unrealized depreciation	(4,601,757)

Net unrealized depreciation	$(4,001,411)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date:	February 25, 2019

By:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date:	February 25, 2019